Classification of financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Classification of Each Class of Financial Assets and their Carrying Values
The accounting classification of each class of the Group’s financial assets, and their carrying values, is as follows:

		2019					2018
		Fair value			Amortised cost		Fair value			Amortised cost
All figures in £ millions	Notes	FVOCI	FVTPL	Fair value – hedging instrument	Financial assets	Total carrying value	FVOCI	FVTPL	Fair value – hedging instrument	Financial assets	Total carrying value
Investments in unlisted securities	15	122	—	—	—	122	93	—	—	—	93
Cash and cash equivalents	17	—	—	—	437	437	—	—	—	568	568
Derivative financial instruments	16	—	6	48	—	54	—	4	64	—	68
Trade receivables	22	—	—	—	918	918	—	—	—	904	904
Other receivable		—	182	—	—	182	—	—	—	—	—
Trade receivables – within assets classified as held for sale		—	—	—	—	—	—	—	—	49	49

Total financial assets		122	188	48	1,355	1,713	93	4	64	1,521	1,682

Schedule of Accounting Classification of Class of Financial Liabilities, Together with their Carrying Values and Market Values
The accounting classification of each class of the Group’s financial liabilities, together with their carrying values and market values, is as follows:

		2019					2018
		Fair value		Amortised cost			Fair value		Amortised cost
All figures in £ millions	Notes	FVTPL	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value	FVTPL	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value
Derivative financial instruments	16	(7)	(32)	—	(39)	(39)	—	(59)	—	(59)	(59)
Trade payables	24	—	—	(358)	(358)	(358)	—	—	(311)	(311)	(311)
Trade payables – within liabilities classified as held for sale		—	—	—	—	—	—	—	(22)	(22)	(22)
Bank loans and overdrafts	18	—	—	(3)	(3)	(3)	—	—	(43)	(43)	(43)
Other borrowings due within one year	18	—	—	(89)	(89)	(89)	—	—	(3)	(3)	(3)
Borrowings due after more than one year	18	—	—	(1,572)	(1,572)	(1,574)	—	—	(674)	(674)	(663)

Total financial liabilities		(7)	(32)	(2,022)	(2,061)	(2,063)	—	(59)	(1,053)	(1,112)	(1,101)

Schedule of Analysis of the Movements in Level 3 Fair Value Remeasurements
The following table analyses the movements in level 3 fair value remeasurements:

	2019			2018
All figures in £ millions	Other receivable	Investments in unlisted securities	Total	Investments in unlisted securities
At beginning of year	—	93	93	77
Exchange differences	1	(3)	(2)	4
Acquisition of investments and other receivable	181	12	193	13
Fair value movements	—	20	20	7
Disposal of investments	—	—	—	(8)

At end of year	182	122	304	93